Subsequent Event	12 Months Ended
Dec. 31, 2023
Subsequent Events [Abstract]
Subsequent Event
19. Subsequent Event
On April 16, 2024, Loar Holdings, LLC was converted into a Delaware corporation, and the name of the Company was changed to “Loar Holdings Inc.” (the “Corporate Conversion”). In the Corporate Conversion, holders of Loar Holdings, LLC units received 377,450.980392157 shares of common stock of Loar Holdings Inc. for each unit of Loar Holdings, LLC.